Stock Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Stock Awards [Member]		Dec. 31, 2011 Stock Awards [Member]		Dec. 31, 2010 Stock Awards [Member]		Dec. 31, 2012 Stock Awards, Granted May 11, 2010 [Member]		May 11, 2010 Stock Awards, Granted May 11, 2010 [Member]		Dec. 31, 2012 Stock Awards 1, Granted May 24, 2010 [Member]	May 24, 2012 Stock Awards 1, Granted May 24, 2010 [Member]	May 24, 2011 Stock Awards 1, Granted May 24, 2010 [Member]	May 24, 2010 Stock Awards 1, Granted May 24, 2010 [Member]		Dec. 31, 2012 Stock Awards 2, Granted May 24, 2010 [Member]	May 24, 2012 Stock Awards 2, Granted May 24, 2010 [Member]	May 24, 2011 Stock Awards 2, Granted May 24, 2010 [Member]	May 24, 2010 Stock Awards 2, Granted May 24, 2010 [Member]		Dec. 31, 2012 Stock Awards, Granted April 5, 2011 [Member]	Apr. 05, 2012 Stock Awards, Granted April 5, 2011 [Member]	Apr. 05, 2011 Stock Awards, Granted April 5, 2011 [Member]		Dec. 31, 2012 Stock Awards 2, Granted April 5, 2011 [Member]		Apr. 05, 2011 Stock Awards 2, Granted April 5, 2011 [Member]		Dec. 31, 2012 Stock Awards 1, Granted April 4 2012 [Member]	Apr. 04, 2012 Stock Awards 1, Granted April 4 2012 [Member]	Apr. 05, 2011 Stock Awards 1, Granted April 4 2012 [Member]		Dec. 31, 2012 Stock Awards 2, Granted April 4 2012 [Member]		Apr. 05, 2011 Stock Awards 2, Granted April 4 2012 [Member]
Rollforward of deferred stock award activity
Unvested Deferred Stock Awards as of January 1, 2012	511,203						5,266	[1]			52,964					17,457					74,496				0	[1]			168,710				0	[1]
Deferred Stock Awards Granted During Fiscal Year 2012	229,135
Adjustment to Estimated Future Grants of Performance Share Awards During the 2012	(159,474)
Deferred Stock Awards Vested During Fiscal Year 2012	(255,258)
Deferred Stock Awards Forfeited During Fiscal Year 2011 (in shares)	(6,713)
Unvested Deferred Stock Awards as of December 31, 2012	318,893		511,203				5,266	[1]			52,964					17,457					74,496				0	[1]			168,710				0	[1]
Total Grant Date Fair Value of Shares Vested During the Year	$ 5,331		$ 5,405		$ 4,789
Share-based Liabilities Paid	$ 798	[2]	$ 851	[2]	$ 0	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested Deferred Stock Awards, Weighted-Average Grant Date Fair Value at beginning of year	$ 21.67								$ 28.44					$ 18.71					$ 18.71				$ 19.40				$ 18.27				$ 17.49				$ 17.42
Deferred Stock Awards Granted During Fiscal Year 2012, Weighted-Average Grant Date Fair	$ 17.53		$ 19.03		$ 22.54
Adjustment to Estimated Future Grants of Performance Share Awards During the 2012, Weighted-Average Grant Date Fair	$ 23.64
Deferred Stock Awards Vested During Fiscal Year 2012, Weighted-Average Grant Date Fair Value	$ 20.89
Deferred Stock Awards Forfeited During Fiscal Year 2012, Weighted Average Grant Date Fair Value	$ 18.52
Unvested Deferred Stock Awards, Weighted-Average Grant Date Fair Value at end of year	$ 18.41		$ 21.67						$ 28.44					$ 18.71					$ 18.71				$ 19.40				$ 18.27				$ 17.49				$ 17.42
Net Shares Granted									56,875	[3],[4]				161,148	[3]				40,085	[3]			128,986	[3]			0	[3]			209,876	[3]			0	[3]
Grant Date Fair Value	$ 18.41		$ 21.67						$ 28.44					$ 18.71					$ 18.71				$ 19.40				$ 18.27				$ 17.49				$ 17.42
Unvested Shares (in shares)	318,893		511,203				5,266	[1]			52,964					17,457					74,496				0	[1]			168,710				0	[1]
Of the shares granted, % vested												25.00%	25.00%	25.00%			33.33%	33.33%				25.00%	25.00%							25.00%
Of the shares granted, % expected to vest within one year											25.00%					33.33%					25.00%								25.00%
Of the shares granted, % expected to vest in two years																					25.00%								25.00%
Of the shares granted, % expected to vest in three years																													25.00%

[1]	Estimated based on Piedmont's cumulative total stockholder return relative to a predetermined peer group's cumulative total stockholder return for the respective performance period as of December 31, 2012. Such estimates are subject to change in future periods based on both Piedmont's and its peers' stock performance and dividends paid.
[2]	Amounts reflect the issuance of performance share awards during the period.
[3]	Amounts reflect the total grant, net of shares surrendered upon vesting to satisfy required minimum tax withholding obligations through December 31, 2012.
[4]	Represents shares granted pursuant to the first and second interim performance periods ended December 31, 2010 and 2011, respectively.